Notes to Cash Flows - Summary of Changes in Liabilities Arising from Financing Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 41,077	£ 36,133	£ 48,576
Proceeds from issue of debt securities	5,347	8,667	2,847
Repayment of debt securities	(5,438)	(4,482)	(13,724)
Proceeds from issue of subordinated liabilities	1,050
Repayment of subordinated liabilities	(971)	(40)	(4)
Issue of other equity instruments		750	450
Repurchase of other equity instruments		(750)	(500)
Principal elements of lease payments	(48)	(26)	(25)
Dividends paid	(1,671)	(1,173)	(1,506)
Liability-related other changes	(101)	(1,254)	(418)
Non-cash changes:
– Unrealised foreign exchange	(804)	2,083	(916)
– Other changes	2,033	1,169	1,353
Ending balance	40,474	41,077	36,133
Debt securities in issue
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	36,420	31,580	43,679
Proceeds from issue of debt securities	5,347	8,667	2,847
Repayment of debt securities	(5,438)	(4,482)	(13,724)
Liability-related other changes	(159)	(1,282)	(473)
Non-cash changes:
– Unrealised foreign exchange	(750)	1,893	(930)
– Other changes	358	44	181
Ending balance	35,778	36,420	31,580
Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,332	2,228	2,556
Proceeds from issue of subordinated liabilities	1,050
Repayment of subordinated liabilities	(971)	(40)	(4)
Liability-related other changes	25	2	(4)
Non-cash changes:
– Unrealised foreign exchange	(54)	190	14
– Other changes	4	(47)	(334)
Ending balance	2,386	2,332	2,228
Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,196	2,191	2,241
Issue of other equity instruments		750	450
Repurchase of other equity instruments		(750)	(500)
Liability-related other changes	0	5
Non-cash changes:
Ending balance	2,196	2,196	2,191
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	129	134	100
Principal elements of lease payments	(48)	(26)	(25)
Liability-related other changes	33	21	59
Non-cash changes:
Ending balance	114	129	134
Dividends paid
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	0	0
Dividends paid	(1,671)	(1,173)	(1,506)
Non-cash changes:
– Other changes	1,671	1,173	1,506
Ending balance	£ 0	£ 0	£ 0